O 134 A20-1
                       SUPPLEMENT DATED AUGUST 10, 2000
                            TO THE ANNUAL REPORT OF
                             FRANKLIN EQUITY FUND
                              dated June 30, 2000

The annual report is amended as follows:
 o The name of the Fund has changed to Franklin Growth and Income Fund.

                          Please keep this supplement
                             for future reference